Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Jul. 31, 2016	May 31, 2016	Jan. 31, 2016	May 31, 2015
Subsequent Event [Line Items]
Long term investments		$ 178,863		$ 325,991
Convertible Bond [Member] | Shangjiachongye
Subsequent Event [Line Items]
Long term investments			$ 12,310
Subsequent Event [Member] | Redeemable Preferred Shares [Member] | Shangjiachongye
Subsequent Event [Line Items]
Equity interest held	9.80%
Subsequent Event [Member] | Redeemable Preferred Shares [Member] | Shangjiachongye | Converted All the Convertible Bonds [Member]
Subsequent Event [Line Items]
Equity interest held	4.90%
Subsequent Event [Member] | Redeemable Preferred Shares [Member] | Shangjiachongye | Additionally Invested [Member]
Subsequent Event [Line Items]
Long term investments	$ 12,205
Equity interest held	4.90%